ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (795)	$ (795)	$ (237)
Realized gains and losses on securities available for sale	(22,644)	(25,152)	(1,258)
Amortization of prior service cost	(10)	(10)	(10)
Recognized net actuarial loss	(2,568)	(1,776)	(737)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(2,578)	(1,786)	(747)
Total reclassifications for the period, before tax	$ (26,017)	$ (27,733)	$ (2,242)